Stock Options (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Stock Options [Abstract]
Outstanding, beginning	100,000
Exercisable, beginning	7,000
Granted	250,000	7,000
Excercised
Expired
Outstanding, ending	350,000	100,000
Exercisable, ending	83,243	7,000